LVIP Delaware Social Awareness Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.71%
Automobile Components–0.50%
BorgWarner, Inc.	76,847	$3,102,313
Phinia, Inc.	15,369	411,736
		3,514,049
Automobiles–1.60%
†Tesla, Inc.	45,045	11,271,160
		11,271,160
Banks–3.51%
East West Bancorp, Inc.	87,473	4,610,702
JPMorgan Chase & Co.	107,515	15,591,825
U.S. Bancorp	137,842	4,557,057
		24,759,584
Beverages–1.63%
PepsiCo, Inc.	67,662	11,464,649
		11,464,649
Biotechnology–2.32%
†Exact Sciences Corp.	57,411	3,916,579
†Neurocrine Biosciences, Inc.	41,008	4,613,400
†Vertex Pharmaceuticals, Inc.	22,534	7,835,973
		16,365,952
Broadline Retail–3.18%
†Amazon.com, Inc.	176,654	22,456,256
		22,456,256
Building Products–1.34%
Carlisle Cos., Inc.	14,215	3,685,381
Trane Technologies PLC	28,269	5,736,063
		9,421,444
Capital Markets–3.03%
BlackRock, Inc.	10,072	6,511,447
Intercontinental Exchange, Inc.	81,757	8,994,905
Raymond James Financial, Inc.	58,459	5,871,038
		21,377,390
Chemicals–2.05%
Corteva, Inc.	66,903	3,422,757
DuPont de Nemours, Inc.	52,205	3,893,971
Linde PLC	19,206	7,151,354
		14,468,082
Commercial Services & Supplies–0.50%
Waste Management, Inc.	23,133	3,526,394
		3,526,394
Communications Equipment–0.95%
Cisco Systems, Inc.	124,919	6,715,645
		6,715,645
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.80%
†Ameresco, Inc. Class A	40,313	$1,554,469
Quanta Services, Inc.	46,308	8,662,838
†WillScot Mobile Mini Holdings Corp.	60,373	2,510,913
		12,728,220
Consumer Staples Distribution & Retail–0.85%
Casey's General Stores, Inc.	22,199	6,027,472
		6,027,472
Containers & Packaging–0.43%
Westrock Co.	84,051	3,009,026
		3,009,026
Diversified Telecommunication Services–0.45%
AT&T, Inc.	212,760	3,195,655
		3,195,655
Electrical Equipment–1.55%
Eaton Corp. PLC	21,720	4,632,442
Emerson Electric Co.	37,591	3,630,163
†Generac Holdings, Inc.	7,794	849,234
Rockwell Automation, Inc.	6,255	1,788,117
		10,899,956
Entertainment–0.80%
†Walt Disney Co.	69,631	5,643,593
		5,643,593
Financial Services–2.29%
Visa, Inc. Class A	70,310	16,172,003
		16,172,003
Food Products–0.62%
General Mills, Inc.	68,647	4,392,722
		4,392,722
Ground Transportation–1.66%
Knight-Swift Transportation Holdings, Inc.	97,491	4,889,174
Union Pacific Corp.	33,658	6,853,778
		11,742,952
Health Care Equipment & Supplies–3.45%
Abbott Laboratories	64,874	6,283,047
Becton Dickinson & Co.	17,447	4,510,573
†Dexcom, Inc.	55,127	5,143,349
†Edwards Lifesciences Corp.	51,120	3,541,593
†Lantheus Holdings, Inc.	36,479	2,534,561
†QuidelOrtho Corp.	32,166	2,349,405
		24,362,528
Health Care Providers & Services–1.31%
Cigna Group	32,304	9,241,205
		9,241,205
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.35%
†Veeva Systems, Inc. Class A	12,026	$2,446,690
		2,446,690
Hotels, Restaurants & Leisure–2.05%
Aramark	121,905	4,230,104
Starbucks Corp.	72,094	6,580,019
Texas Roadhouse, Inc.	38,259	3,676,690
		14,486,813
Household Durables–1.16%
DR Horton, Inc.	38,743	4,163,710
Toll Brothers, Inc.	54,644	4,041,470
		8,205,180
Industrial REITs–0.48%
First Industrial Realty Trust, Inc.	70,696	3,364,423
		3,364,423
Insurance–2.16%
Axis Capital Holdings Ltd.	107,086	6,036,438
Kemper Corp.	86,975	3,655,559
Reinsurance Group of America, Inc.	38,291	5,559,470
		15,251,467
Interactive Media & Services–7.00%
†Alphabet, Inc. Class A	293,137	38,359,908
†Meta Platforms, Inc. Class A	36,617	10,992,789
		49,352,697
IT Services–2.16%
Accenture PLC Class A	29,484	9,054,831
†MongoDB, Inc.	10,712	3,704,852
†Snowflake, Inc. Class A	16,248	2,482,207
		15,241,890
Leisure Products–0.38%
†YETI Holdings, Inc.	55,578	2,679,971
		2,679,971
Life Sciences Tools & Services–1.73%
†Repligen Corp.	25,648	4,078,289
Thermo Fisher Scientific, Inc.	16,019	8,108,337
		12,186,626
Machinery–3.01%
Deere & Co.	18,914	7,137,765
Ingersoll Rand, Inc.	33,879	2,158,770
Lincoln Electric Holdings, Inc.	26,669	4,848,158
Parker-Hannifin Corp.	18,281	7,120,815
		21,265,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.10%
Comcast Corp. Class A	174,370	$7,731,566
		7,731,566
Metals & Mining–0.35%
Reliance Steel & Aluminum Co.	9,412	2,468,109
		2,468,109
Oil, Gas & Consumable Fuels–4.32%
Chesapeake Energy Corp.	89,152	7,687,577
ConocoPhillips	95,259	11,412,028
Diamondback Energy, Inc.	73,265	11,347,283
		30,446,888
Passenger Airlines–0.34%
Allegiant Travel Co.	9,899	760,837
Delta Air Lines, Inc.	43,811	1,621,007
		2,381,844
Pharmaceuticals–3.85%
†Catalent, Inc.	60,493	2,754,246
Johnson & Johnson	63,161	9,837,326
Merck & Co., Inc.	82,067	8,448,798
Pfizer, Inc.	184,117	6,107,161
		27,147,531
Professional Services–0.45%
SS&C Technologies Holdings, Inc.	60,874	3,198,320
		3,198,320
Residential REITs–0.62%
Camden Property Trust	46,036	4,354,085
		4,354,085
Semiconductors & Semiconductor Equipment–6.01%
Broadcom, Inc.	12,849	10,672,123
NVIDIA Corp.	38,791	16,873,697
†ON Semiconductor Corp.	88,503	8,226,354
Texas Instruments, Inc.	41,736	6,636,441
		42,408,615
Software–13.88%
†Adobe, Inc.	10,551	5,379,955
†Crowdstrike Holdings, Inc. Class A	22,243	3,723,033
†Datadog, Inc. Class A	21,584	1,966,087
Intuit, Inc.	9,955	5,086,408
Microsoft Corp.	147,663	46,624,592
†Palo Alto Networks, Inc.	18,103	4,244,067
†PTC, Inc.	28,286	4,007,560
Roper Technologies, Inc.	16,407	7,945,582
†Salesforce, Inc.	33,077	6,707,354
†ServiceNow, Inc.	13,600	7,601,856
LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies, Inc.	11,977	$4,624,799
		97,911,293
Specialized REITs–1.09%
American Tower Corp.	23,138	3,805,044
Extra Space Storage, Inc.	31,713	3,855,667
		7,660,711
Specialty Retail–3.33%
†Five Below, Inc.	35,038	5,637,614
Home Depot, Inc.	38,304	11,573,937
Tractor Supply Co.	31,061	6,306,936
		23,518,487
Technology Hardware, Storage & Peripherals–6.26%
Apple, Inc.	258,127	44,193,924
		44,193,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.81%
NIKE, Inc. Class B	59,549	$5,694,075
		5,694,075
Total Common Stock (Cost $334,838,237)		696,352,650

MONEY MARKET FUND–1.31%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	9,228,077	9,228,077
Total Money Market Fund (Cost $9,228,077)		9,228,077

TOTAL INVESTMENTS–100.02% (Cost $344,066,314)	705,580,727
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(153,786)
NET ASSETS APPLICABLE TO 17,208,990 SHARES OUTSTANDING–100.00%	$705,426,941

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$696,352,650	$—	$—	$696,352,650
Money Market Fund	9,228,077	—	—	9,228,077
Total Investments	$705,580,727	$—	$—	$705,580,727
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–4